INCOME TAXES (Reconciliation of Canadian Statutory Rate to Net Income (Loss)) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Feb. 28, 2015	Feb. 28, 2014
INCOME TAXES [Abstract]
Income (loss) before income taxes	$ (19,919)	$ (33,941)
Statutory income tax rate	26.50%	26.50%
Expected income tax recovery	(5,279)	(8,994)
Foreign tax rate differences	(177)	3,235
Non-deductible expenses and non-taxable income	(105)	(577)
Change in valuation allowances	6,682	8,307
Share issue costs	(435)
Expiry of unrecognized tax credits		1,079
Research and development tax credits	(894)	(959)
Prior year adjustments	859	(1,669)
Other	66	(24)
Income tax expense (recovery)	$ 717	$ 398